Governing Statutes And Nature of Operations - Additional Information (Details)	12 Months Ended
Mar. 31, 2022
Governing Statutes And Nature Of Operations [Abstract]
Description of nature of entity's operations and principal activities	GOVERNING STATUTES AND NATURE OF OPERATIONSAlithya Group inc. (“Alithya” or the “Company”) and its subsidiaries (collectively with Alithya, the “Group”) are leaders in strategy and digital transformation. Alithya's integrated offer is based on four pillars of expertise: business strategies, enterprise cloud solutions, application services, and data and analytics. The Group deploys solutions, services, and expert consultants to design, build and implement innovative and efficient solutions for the complex business challenges of its clients, tailored to their business needs in the financial services, insurance, renewable energy, manufacturing, telecommunications, transportation and logistics, professional services, healthcare and government sectors.The Company’s Class A subordinate voting shares (the “Subordinate Voting Shares”) trade on the Toronto Stock Exchange (“TSX”) and on the NASDAQ Capital Market (“NASDAQ”) under the symbol “ALYA”.The Company is the Group’s ultimate parent company and its head office is located at 1100, Robert-Bourassa Boulevard, Suite 400, Montréal, Québec, Canada, H3B 3A5.